BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Significant Accounting Policies Abstract [Abstract]
Statement of compliance and Basis of preparation	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies used in the consolidated financial statements are based on the IFRS applicable as at December 31, 2023, which encompass individual IFRS, International Accounting Standards (“IAS”), and interpretations made by the International Financial Reporting Interpretations Committee (“IFRIC”) and the Standard Interpretations Committee (“SIC”). The policies set out below are consistently applied to all periods presented, unless otherwise noted.
These consolidated financial statements have been authorized for issuance by the Board of Directors of Brookfield Renewable’s general partner, BRPL, on February 29, 2024.
Certain comparative figures have been reclassified to conform to the current year’s presentation.
References to $, C$, €, £, R$, COP, INR, and CNY are to United States (“U.S.”) dollars, Canadian dollars, Euros, British pound, Brazilian reais, Colombian pesos, Indian rupees, and Chinese yuan, respectively.
All figures are presented in millions of U.S. dollars unless otherwise noted.
(b) Basis of preparation
The consolidated financial statements have been prepared on the basis of historical cost, except for the revaluation of property, plant and equipment and certain assets and liabilities which have been measured at fair value. Cost is recorded based on the fair value of the consideration given in exchange for assets.

Consolidation	Consolidation
These consolidated financial statements include the accounts of Brookfield Renewable and its subsidiaries, which are the entities over which Brookfield Renewable has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Non-controlling interests in the equity of Brookfield Renewable’s subsidiaries are shown separately in equity in the consolidated statements of financial position.
Brookfield Renewable has entered into a voting agreement with Brookfield, which provides Brookfield Renewable with control of the general partner of BRELP. Accordingly, Brookfield Renewable consolidates the accounts of BRELP and its subsidiaries. In addition, BRELP issued redeemable/exchangeable limited partnership units to Brookfield (“Redeemable/Exchangeable partnership units”), pursuant to which the holder may, at its request, require BRELP to redeem the Redeemable/Exchangeable partnership units for cash consideration. This right is subject to Brookfield Renewable’s right of first refusal which entitles it, at its sole discretion, to elect to acquire all of the Redeemable/Exchangeable partnership units so presented to BRELP that are tendered for redemption in exchange for LP units on a one-for-one basis. As Brookfield Renewable, at its sole discretion, has the right to settle the obligation with LP units, the Redeemable/Exchangeable partnership units are classified as equity of Brookfield Renewable (“Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable Units held by Brookfield”).
Brookfield Renewable has entered into voting agreements with Brookfield, whereby Brookfield Renewable gained control of the entities that own certain renewable power generating operations. Brookfield Renewable has also entered into a voting agreement with its consortium partners in respect of its Colombian operations. These voting agreements provide Brookfield Renewable the authority to direct the election of the Boards of Directors of the relevant entities, among other things, and therefore provide Brookfield Renewable with control. Accordingly, Brookfield Renewable consolidates the accounts of these entities. Refer to Note 28 – Related party transactions for further information.
For entities previously controlled by Brookfield Corporation, the voting agreements entered into do not represent business combinations in accordance with IFRS 3, Business Combinations (“IFRS 3”), as all combining businesses are ultimately controlled by Brookfield Corporation both before and after the transactions were completed. Brookfield Renewable accounts for these transactions involving entities under common control in a manner similar to a pooling of interest, which requires the presentation of pre-voting agreement financial information as if the transactions had always been in place.
Equity-accounted investments
Equity-accounted investments
Equity-accounted investments are entities over which Brookfield Renewable has significant influence or joint arrangements representing joint ventures. Significant influence is the ability to participate in the financial and operating policy decisions of the investee, but without controlling or jointly controlling those investees. Such investments are accounted for using the equity method.
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Brookfield Renewable accounts for its interests in joint ventures using the equity method.
Under the equity method, the carrying value of an interest in an investee is initially recognized at cost and adjusted for Brookfield Renewable’s share of net income, other comprehensive income (“OCI”), distributions by the equity-accounted investment and other adjustments to Brookfield Renewable’s proportionate interest in the investee.

Foreign currency translation	Foreign currency translation
All figures reported in the consolidated financial statements and tabular disclosures to the consolidated financial statements are reflected in millions of U.S. dollars, which is the functional currency of Brookfield Renewable. Each of the foreign operations included in these consolidated financial statements determines its own functional currency, and items included in the financial statements of each subsidiary are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at the rate of exchange prevailing at the dates of the transactions during the period. Gains or losses on translation of foreign subsidiaries are included in OCI. Gains or losses on foreign currency denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner.
In preparing the consolidated financial statements of Brookfield Renewable, foreign currency denominated monetary assets and liabilities are translated into the functional currency using the closing rate at the applicable consolidated statement of financial position dates. Non-monetary assets and liabilities denominated in a foreign currency and measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined and non-monetary assets and liabilities measured at historical cost are translated at the historical rate. Revenues and expenses are measured in the functional currency at the rates of exchange prevailing at the dates of the transactions with gains or losses included in income.

Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents include cash, term deposits and money market instruments with original maturities of less than 90 days.
Restricted cash	Restricted cash Restricted cash includes cash and cash equivalents, where the availability of funds is restricted primarily by credit and construction agreements.
Property, plant and equipment and revaluation method	Property, plant and equipment and revaluation method
Power generating assets are classified as property, plant and equipment and are accounted for using the revaluation method under IAS 16 – Property, Plant and Equipment (“IAS 16”). Property, plant and equipment are initially measured at cost and subsequently carried at their revalued amount, being the fair value at the date of the revaluation, less any subsequent accumulated depreciation and any subsequent accumulated impairment losses.
Brookfield Renewable generally determines the fair value of its property, plant and equipment by using 20-year discounted cash flow model for hydroelectric assets and the estimated remaining useful life for other technologies. This model incorporates future cash flows from long-term power purchase agreements that are in place where it is determined that the power purchase agreements are linked specifically to the related power generating assets. The model also includes estimates of future electricity prices, anticipated long-term average generation, estimated operating and capital expenditures, terminal values and assumptions about future inflation rates and discount rates by geographical location. Construction work-in-progress (“CWIP”) is revalued when sufficient information exists to determine fair value using the discounted cash flow method. Revaluations are made on an annual basis as at December 31 to ensure that the carrying amount does not differ significantly from fair value. For power generating assets acquired through business combinations, Brookfield Renewable initially measures the assets at fair value on the acquisition date, consistent with the policy described in Note 1(o) – Business combinations, with no revaluation at year-end in the year of acquisition unless there is external evidence specific to those assets that would indicate the carrying value of the asset has either increased or decreased materially.
Where the carrying amount of an asset increased as a result of a revaluation, the increase is recognized in income to the extent the increase reverses a previously recognized decrease recorded through income, with the remainder of the increase recognized in OCI and accumulated in equity under revaluation surplus and non-controlling interest. When the carrying amount of an asset decreases, the decrease is recognized in OCI to the extent that a balance exists in revaluation surplus with respect to the asset, with the remainder of the decrease recognized in income.

Property, plant and equipment - Depreciation
Depreciation on power generating assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

Estimated service lives
Dams	Up to 115 years
Penstocks	Up to 60 years
Powerhouses	Up to 115 years
Hydroelectric generating units	Up to 115 years
Wind generating units	Up to 30 years
Solar generating units	Up to 35 years
Gas-fired cogenerating (“Cogeneration”) units	Up to 40 years
Other assets	Up to 60 years
Costs are allocated to significant components of property, plant and equipment. When items of property, plant and equipment have different useful lives, they are accounted for as separate items (significant components) and depreciated separately. To ensure the accuracy of useful lives and residual values, a review is conducted annually.
Depreciation is calculated based on the fair value of the asset less its residual value. Depreciation commences when the asset is in the location and conditions necessary for it to be capable of operating in the manner intended by management. It ceases at the earlier of the date the asset is classified as held-for-sale and the date the asset is derecognized. An item of property, plant and equipment and any significant component is derecognized upon disposal or when no future economic benefits are expected from its use. Other assets include equipment, buildings and leasehold improvements. Buildings, furniture and fixtures, leasehold improvements and office equipment are recorded at historical cost, less accumulated depreciation. Land and CWIP are not subject to depreciation.
The depreciation of property, plant and equipment in Brazil is based on the duration of the authorization or the useful life of a concession asset. The weighted-average remaining duration at December 31, 2023 is 34 years (2022: 35 years). Since land rights are part of the concession or authorization, this cost is also subject to depreciation.
Any accumulated depreciation at the date of revaluation is eliminated against the gross carrying amount of the asset, and the net amount is applied to the revalued amount of the asset.
Gains and losses on disposal of an item of property, plant and equipment of operating assets are recognized in Other income and Other in the consolidated statements of income (loss), respectively. The revaluation surplus is reclassified within the respective components of equity and not reclassified to net income when the assets are disposed.

Leases	Leases
At inception of a contract, Brookfield Renewable assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, Brookfield Renewable assesses whether:
•the contract specified explicitly or implicitly the use of an identified asset, and that is physically distinct or represents substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
•Brookfield Renewable has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and Brookfield Renewable has the right to direct the use of the asset. Brookfield Renewable has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decisions about how and for what purpose the asset is used are predetermined, Brookfield Renewable has the right to direct the use of the asset if either:
◦Brookfield Renewable has the right to operate the asset (or to direct others to operate the asset in a manner that it determines) throughout the period of use, without the supplier having the right to change those operating instructions; or
◦Brookfield Renewable designed the asset in a way that predetermines how and for what purpose it will be used.
At inception or on reassessment of a contract that contains a lease component, Brookfield Renewable allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of land and buildings in which it is a lessee, Brookfield Renewable has elected not to separate non-lease components and, therefore, accounts for the lease and non-lease components as a single lease component.
Brookfield Renewable recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful lives of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Brookfield Renewable’s incremental borrowing rate. Generally, Brookfield Renewable uses its incremental borrowing rate as the discount rate.
Lease payments included in the measurement of the lease liability comprise the following:
•Fixed payments, including in-substance fixed payments;
•Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•Amounts expected to be payable under a residual value guarantee; and
•The exercise price under a purchase option that Brookfield Renewable is reasonably certain to exercise, lease payments in an optional renewable period if Brookfield Renewable is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless Brookfield Renewable is reasonably certain not to terminate early
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in Brookfield
Renewable’s estimate of the amount expected to be payable under a residual value guarantee, or if Brookfield Renewable changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made either to the carrying amount of the right-of-use asset or, when the adjustment is a reduction to the right-of-use asset, is recorded in the consolidated statements of income (loss) if the carrying amount of the right-of-use asset has been reduced to nil.
Brookfield Renewable presents right-of-use assets in property, plant and equipment and lease liabilities in other long-term liabilities in the consolidated statements of financial position.
Brookfield Renewable has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of twelve months or less and leases of low-value assets. Brookfield Renewable recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Goodwill	Goodwill
Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash generating unit or units (“CGU”) to which it relates. Brookfield Renewable identifies CGU as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined for goodwill by assessing if the carrying value of a CGU, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the CGU. Any goodwill impairment is charged to profit or loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. In the year of a business acquisition, the recoverability of the acquired goodwill is assessed by revisiting the assumptions of the related underwriting model.
On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal of the operation.

Asset impairment	Asset impairment
At each statement of financial position date, Brookfield Renewable assesses whether for non-financial assets there is any indication that such assets are impaired. This assessment includes a review of internal and external factors which includes, but is not limited to, changes in the technological, political, economic or legal environment in which the entity operates in, structural changes in the industry, changes in the level of demand, physical damage and obsolescence due to technological changes. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal or the discounted future cash flows generated from use and eventual disposal from an asset or CGU is less than its carrying value.
For non-financial assets (including equity-accounted investments), an impairment is recognized if the recoverable amount, determined as the greater of the estimated fair value, less costs to sell, and the discounted future cash flows generated from use and eventual disposal of an asset or CGU, is less than its carrying value. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the lesser of the revised estimate of recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Trade receivables and other current assets	Trade receivables and other current assetsTrade receivables and other current assets are recognized initially at fair value, and subsequently measured at amortized cost using the effective interest method, less any provision for expected credit losses.
Financial instruments	Financial instruments
Initial recognition
Under IFRS 9 – Financial Instruments (“IFRS 9”), regular purchases and sales of financial assets are recognized on the trade date, being the date on which Brookfield Renewable commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Brookfield Renewable has transferred substantially all the risks and rewards of ownership.
At initial recognition, Brookfield Renewable measures a financial asset at its fair value. In the case of a financial asset not categorized as fair value through profit and loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset are included at initial recognition. Transaction costs of financial assets carried at FVPL are expensed in income.
Classification and measurement
Subsequent measurement of financial assets depends on Brookfield Renewable’s business objective for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which Brookfield Renewable classifies its financial assets:
Amortized cost – Financial assets held for collection of contractual cash flows that represent solely payments of principal and interest are measured at amortized cost. Interest income is recognized as other income in the financial statements, and gains/losses are recognized in income when the asset is derecognized or impaired.
FVOCI – Financial assets held to achieve a particular business objective other than short-term trading are designated at fair value through other comprehensive income (“FVOCI”). For equity instruments designated at FVOCI, there is no recycling of gains or losses through income. Upon derecognition of the asset, accumulated gains or losses are transferred from OCI directly to retained earnings.
FVPL – Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. Gains or losses on these types of assets are recognized in income.
Brookfield Renewable assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its assets carried at amortized cost and FVOCI. For trade receivables and contract assets, Brookfield Renewable applied the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the asset. The simplified approach to the recognition of ECL does not require entities to track the changes in credit risk; rather, entities recognize a loss allowance at each reporting date based on the lifetime ECL since the date of initial recognition of the asset.
Evidence of impairment may include:
•Indications that a debtor or group of debtors is experiencing significant financial difficulty;
•A default or delinquency in interest or principal payments;
•Probability that a debtor or a group of debtors will enter into bankruptcy or other financial reorganization;
•Changes in arrears or economic conditions that correlate with defaults, where observable data indicates that there is a measurable decrease in the estimated future cash flows.
Trade receivables and contract assets are reviewed qualitatively on a case-by-case basis to determine if they need to be written off.
ECL are measured as the difference in the present value of the contractual cash flows that are due under contract and the cash flows expected to be received. ECL is measured by considering the risk of default over the contract period and incorporates forward looking information into its measurement.
Financial liabilities are classified as financial liabilities at fair value through profit and loss, amortized cost, or derivatives designated as hedging instruments in an effective hedge. Brookfield Renewable determines the classification of its financial liabilities at initial recognition. Brookfield Renewable’s financial liabilities include accounts payable and accrued liabilities, corporate borrowings, non-recourse borrowings, derivative liabilities, due to related party balances, and tax equity. Financial liabilities are initially measured at fair value, with subsequent measurement determined based on their classification as follows:
FVPL – Financial liabilities held for trading, such as those acquired for the purpose of selling in the near term, derivative financial instruments entered into by Brookfield Renewable that do not meet hedge accounting criteria, and tax equity are classified as fair value through profit and loss. Gains or losses on these types of liabilities are recognized in income.
Brookfield Renewable owns and operates certain projects in the U.S. under tax equity structures to finance the construction of utility-scale solar and wind projects. Such structures are designed to allocate renewable tax incentives, such as investment tax credits (“ITCs”), production tax credits (“PTCs”) and accelerated tax depreciation, to tax equity investors. Generally, tax equity structures grant the tax equity investors the majority of the project's U.S. taxable earnings and renewable tax incentives, along with a smaller portion of the projects’ cash flows, until a contractually determined point at which the allocations are adjusted (the “Flip Point”). Subsequent to the Flip Point the majority of the project’s U.S. taxable earnings, renewable tax incentives and cash flows are allocated to the sponsor. The Flip Point dates are generally dependent on the underlying projects’ reaching an agreed upon after tax investment return, however, from time to time, the Flip Point dates may be dates specified within the contract. At all times, both before and after the projects’ Flip Point, Brookfield Renewable retains control over the projects financed with a tax equity structure. In accordance with the substance of the contractual agreements, the amounts paid by the tax equity investors for their equity stakes are classified as financial instrument liabilities on the consolidated statements of financial position and at each reporting date are remeasured to their fair value in accordance with IFRS 9.
The fair value of the tax equity financing is generally comprised of the following elements:

Elements affecting the fair value of the tax equity financing	Description
Production tax credits (PTCs)	Allocation of PTCs to the tax equity investor are derived from the power generated during the period. The PTCs are recognized in foreign exchange and financial instrument gain (loss) with a corresponding reduction to the tax equity liability.
Investment tax credits (ITCs)
Allocation of ITCs to the tax equity investor are derived as a percentage of a projects total cost. Once received, the ITCs are recognized as a reduction to property, plant and equipment with a corresponding reduction to the tax equity liability.

Taxable loss, including tax attributes such as accelerated tax depreciation	Under the terms of the tax equity agreements, Brookfield Renewable is required to allocate specified percentages of taxable losses to the tax equity investor. As amounts are allocated, the obligation to deliver them is satisfied and a reduction to the tax equity liability is recorded with a corresponding amount recorded within foreign exchange and financial instrument gain (loss) on the consolidated statements of income (loss).
Pay-go contributions	Certain of the contracts contain annual production thresholds. When the thresholds are exceeded, the tax equity investor is required to contribute additional cash amounts. The cash amounts paid increase the value of the tax equity liability.
Cash distributions	Certain of the contracts also require cash distributions to the tax equity investor. Upon payment, the tax equity liability is reduced in the amount of the cash distribution.
Amortized cost – All other financial liabilities are classified as amortized cost using the effective interest rate method. Gains and losses are recognized in income when the liabilities are derecognized as well as through the amortization process. Remeasurement gains and losses on financial liabilities classified as amortized cost are presented in the consolidated statements of income (loss). Amortized cost is computed using the effective interest method less any principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate. This category includes trade and other payables, dividends payable, interest-bearing loans and borrowings, and corporate credit facilities.
Derivatives and hedge accounting
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged and the type of hedge relationship designated.
Brookfield Renewable designates its derivatives as hedges of:
•Foreign exchange risk associated with the cash flows of highly probable forecast transactions (cash flow hedges);
•Foreign exchange risk associated with net investment in foreign operations (net investment hedges);
•Commodity price risk associated with cash flows of highly probable forecast transactions (cash flow hedges); and
•Floating interest rate risk associated with floating rate debts (cash flow hedges).
At the inception of a hedge relationship, Brookfield Renewable formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.
A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:
•There is an ‘economic relationship’ between the hedged item and the hedging instrument;
•The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship; and
•The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that Brookfield Renewable actually hedges and the quantity of the hedging instrument that Brookfield Renewable actually uses to hedge that quantity of hedged item.
The fair values of various derivative financial instruments used for hedging purposes and movements in the hedge reserve within equity are shown in Note 5 – Risk management and financial instruments.
When a hedging instrument expires, is sold, is terminated, or no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in equity at that time remain in equity until the forecasted transaction occurs. When the forecasted transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging are immediately reclassified to income.
If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in income at the time of the hedge relationship rebalancing.
(i) Cash flow hedges that qualify for hedge accounting
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve within equity, limited to the cumulative change in fair value of the hedged item on a present value basis from the inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in income, within foreign exchange and financial instruments gain (loss).
Gains and losses relating to the effective portion of the change in fair value of the entire forward contract are recognized in the cash flow hedge reserve within equity. Amounts accumulated in equity are reclassified in the period when the hedged item affects income.
(ii) Net investment hedges that qualify for hedge accounting
Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in OCI and accumulated in reserves in equity. The gain or loss relating to the ineffective portion is recognized immediately in income within foreign exchange and financial instruments gain (loss). Gains and losses accumulated in equity will be reclassified to income when the foreign operation is partially disposed of or sold.
(iii) Hedge ineffectiveness
Brookfield Renewable’s hedging policy only allows for the use of derivative instruments that form effective hedge relationships. Sources of hedge effectiveness are determined at the inception of the hedge relationship and measured through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. Where the critical terms of the hedging instrument match exactly with the terms of the hedged item, a qualitative assessment of effectiveness is performed. For other hedge relationships, the hypothetical derivative method to assess effectiveness is used.
Financial instruments
The accounting policy relating to Brookfield Renewable’s financial instruments is described in Note 1(l) – Financial instruments. In applying the policy, judgments are made in applying the criteria set out in IFRS 9 to record financial instruments at fair value through profit and loss, fair value through other comprehensive income and the assessments of the effectiveness of hedging relationships.
For power purchase agreements accounted for under IFRS 9 (“IFRS 9 PPAs”) that have unobservable values, Brookfield Renewable determines the fair value of these IFRS 9 PPAs using a discounted cash flow model based on the term of the contract and applies judgements surrounding the inputs used within the valuation model. The valuation model incorporates various inputs and assumptions including future power prices, contractual prices, contractual volumes and discount rates. Future power prices are based on broker quotes from independent sources and for IFRS 9 PPAs with no available broker quotes, future fuel driven merchant prices are incorporated within the model. Contractual prices are stipulated within each individual agreement, contractual volumes are either specified within the agreement or determined using future generation of the power generating assets and discount rate used in the valuation model is the credit adjusted risk free rate.

Revenue and expense recognition	Revenue and expense recognition
The majority of revenue is derived from the sale of power and power related ancillary services both under contract and in the open market, sourced from Brookfield Renewable’s power generating facilities. The obligations are satisfied over time as the customer simultaneously receives and consumes benefits as Brookfield Renewable delivers electricity and related products. Revenue is recorded based upon the output delivered and capacity provided at rates specified under either contract terms or prevailing market rates. The revenue reflects the consideration Brookfield Renewable expects to be entitled to in exchange for those goods or services. Costs related to the purchases of power or fuel are recorded upon delivery. All other costs are recorded as incurred.
Details of the revenue recognized per geographical region and technology are included in Note 6 – Segmented information.
Where available, Brookfield Renewable has elected the practical expedient available under IFRS 15 – Revenue from contracts with customers (“IFRS 15”) for measuring progress toward complete satisfaction of a performance obligation and for disclosure requirements of remaining performance obligations. The practical expedient allows an entity to recognize revenue in the amount to which the entity has the right to invoice such that the entity has a right to the consideration in an amount that corresponds directly with the value to the customer for performance completed to date by the entity.
If the consideration in a contract that does not apply the practical expedient available under IFRS 15 for measuring progress toward complete satisfaction of a performance obligation includes a variable amount, Brookfield Renewable estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
Brookfield Renewable also sells power and related products under bundled arrangements. Energy, capacity and renewable credits within power purchase agreements are considered to be distinct performance obligations. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied under IFRS 15. Brookfield Renewable views the sale of energy and capacity as a series of distinct goods that is substantially the same and has the same pattern of transfer measured by the output method. Brookfield Renewable views renewable credits to be performance obligations satisfied at a point in time. During the year ended December 31, 2023, revenues recognized at a point in time corresponding to the sale of renewable credits were $250 million (2022: $263 million and 2021: $183 million). Measurement of satisfaction and transfer of control to the customer of renewable credits in a bundled arrangement coincides with the pattern of revenue recognition of the underlying energy generation.
Revenues recognized that are outside the scope of IFRS 15 include realized gains and losses from derivatives used in the risk management of Brookfield Renewable's generation activities related to commodity prices. From time to time, Brookfield Renewable also enters into commodity contracts to hedge all or a portion of its estimated revenue stream when selling electricity to an independent system operated market and there is no PPA available. These commodity contracts require periodic settlements in which Brookfield Renewable receives a fixed-price based on specified quantities of electricity and pays the counterparty a variable market price based on the same specified quantity of electricity. As these derivatives are accounted for under hedge accounting, the changes in fair value are recorded in revenues in the consolidated statements of income (loss). Financial transactions included in revenues for the year ended December 31, 2023 decreased revenues by $119 million (decreased by 2022: 146 million and 2021: $37 million).
Contract Balances
Contract assets – A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If Brookfield Renewable performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.
Trade receivables – A receivable represents Brookfield Renewable’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).
Contract liabilities – A contract liability is the obligation to transfer goods or services to a customer for which Brookfield Renewable has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before Brookfield Renewable transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when Brookfield Renewable performs under the contract.

Income taxes	Income taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the statement of financial position dates. Current income tax assets and liabilities are included in trade receivables and other current assets and accounts payable and accrued liabilities, respectively.
Deferred tax is recognized on taxable temporary differences between the tax basis and the carrying amounts of assets and liabilities. Deferred tax is not recognized if the temporary difference arises from goodwill or from initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither taxable profit nor accounting profit. Deferred income tax assets are recognized for all deductible temporary differences, carry forwards of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. The carrying amount of deferred income tax assets is reviewed at each statement of financial position date and reduced to the extent it is no longer probable that the income tax assets will be recovered. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the statement of financial position dates.
Current and deferred income taxes relating to items recognized directly in OCI are also recognized directly in OCI.

Business combinations	Business combinations
The acquisition of a business is accounted for using the acquisition method. The consideration for an acquisition is measured at the aggregate of the fair values, at the date of exchange, of the assets transferred, the liabilities incurred to former owners of the acquired business, and equity instruments issued by the acquirer in exchange for control of the acquired business. The acquired business’ identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 – Business combinations (“IFRS 3”), are recognized at their fair values at the acquisition date, except for income taxes which are measured in accordance with IAS 12 – Income taxes (“IAS 12”), share-based payments which are measured in accordance with IFRS 2 – Share-based payment, liabilities and contingent liabilities which are measured under IAS 37 - Provisions, contingent liabilities and contingent assets or IFRIC 21 - Levies and non-current assets that are classified as held-for-sale which are measured at fair value less costs to sell in accordance with IFRS 5 – Non-current assets held for sale and discontinued operations. The non-controlling interest in the acquiree is initially measured at the non-controlling interest’s proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized or when applicable, at the fair value of the shares outstanding.
To the extent that the aggregate of the fair value of consideration paid, the amount of any non-controlling interest and the fair value of any previously held interest in the acquiree exceeds the fair value of the net identifiable tangible and intangible assets acquired, goodwill is recognized. To the extent that this difference is negative, the amount is recognized as a gain in income. Goodwill is not amortized and is not deductible for tax purposes. However, after initial recognition, goodwill will be measured at cost less any accumulated impairment losses. An impairment assessment will be performed at least annually, and whenever circumstances such as significant declines in expected revenues, earnings or cash flows indicate that it is more likely than not that goodwill might be impaired. Goodwill impairment charges are not reversible.
When a business combination is achieved in stages, previously held interests in the acquired entity are re-measured to fair value at the acquisition date, which is the date control is obtained, and the resulting gain or loss, if any, is recognized in income. Amounts arising from interests in the acquired business prior to the acquisition date that have previously been recognized in OCI are reclassified to income. Upon disposal or loss of control of a subsidiary, the carrying amount of the net assets of the subsidiary (including any OCI relating to the subsidiary) are derecognized with the difference between any proceeds received and the carrying amount of the net assets recognized as a gain or loss in income.
Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value. Subsequent changes in fair values are adjusted against the cost of the acquisition where they qualify as measurement period adjustments. All other subsequent changes in the fair value of contingent consideration classified as liabilities will be recognized in the consolidated statements of income (loss), whereas changes in the fair values of contingent consideration classified within equity are not subsequently re-measured.

Assets held for sale	Assets held for sale
Assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification subject to limited exceptions.
When Brookfield Renewable is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether Brookfield Renewable will retain a non-controlling interest in its former subsidiary after the sale.
Non-current assets and disposal groups classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.
Assets classified as held for sale and the assets of a disposal group are presented separately from other assets in the consolidated statements of financial position and are classified as current. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the consolidated statements of financial position and are classified as current.
Once classified as held for sale, property, plant and equipment and intangible assets are not depreciated or amortized.

Capitalized costs	Capitalized costs
Capitalized costs related to CWIP include eligible expenditures incurred in connection with acquisition, construction or production of a qualifying asset. A qualifying asset is an asset that takes a substantial period of time to prepare for its intended use. Interest and borrowing costs related to CWIP are capitalized when activities that are necessary to prepare the asset for its intended use or sale are in progress, expenditures for the asset have been incurred and funds have been used or borrowed to fund the construction or development. Capitalization of costs ceases when the asset is ready for its intended use.

Pension and employees future benefits	Pension and employee future benefits
Pension and employee future benefits are recognized in the consolidated financial statements in respect of employees of the operating entities within Brookfield Renewable. The costs of retirement benefits for defined benefit plans and post-employment benefits are recognized as the benefits are earned by employees. The projected unit credit method, using the length of service and management’s best estimate assumptions, is used to value pension and other retirement benefits. All actuarial gains and losses are recognized immediately through OCI in order for the net pension asset or liability recognized in the consolidated statements of financial position to reflect the full value of the plan deficit or surplus. Net interest is calculated by applying the discount rate to the net defined benefit asset or liability. Changes in the net defined benefit obligation related to service costs (comprising of current service costs, past services costs, gains and losses on curtailments and non-routine settlements), and net interest expense or income are recognized in the consolidated statements of income (loss).
Re-measurements, comprising of actuarial gains or losses, the effect of the asset ceiling, and the return on plan assets (excluding net interest), are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to OCI in the period in which they occur. Re-measurements are not reclassified to income in subsequent periods. For defined contribution plans, amounts are expensed based on employee entitlement.

Decommissioning, restoration and environmental liabilities	Decommissioning, restoration and environmental liabilities
Legal and constructive obligations associated with the retirement of property, plant and equipment are recorded as liabilities when those obligations are incurred and are measured at the present value of the expected costs to settle the liability, using a discount rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The liability is accreted up to the date the liability will be settled with a corresponding charge to operating expenses. The carrying amount of decommissioning, restoration and environmental liabilities is reviewed annually with changes in the estimates of timing or amount of cash flows added to or deducted from the cost of the related asset.

Provisions	Provisions A provision is a liability of uncertain timing or amount. A provision is recognized if Brookfield Renewable has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses. The provision is measured at the present value of the best estimate of the expenditures expected to be required to settle the obligation using a discount rate that reflects the current market assessments of the time value of money and the risks specific to the obligation. Provisions are re-measured at each statement of financial position date using the current discount rate. The increase in the provision due to the passage of time is recognized as interest expense.
Interest income	Interest income Interest income is earned with the passage of time and is recorded on an accrual basis.
Government grants	Government grants
Brookfield Renewable becomes eligible for government grants by constructing or purchasing renewable power generating assets, and by bringing those assets to commercial operation, coupled with a successful application to the applicable program or agency. The assessment of whether or not a project has complied with the conditions and that there is reasonable assurance the grants will be received will be undertaken on a case-by-case basis. Brookfield Renewable reduces the cost of the asset by the amount of the grant. The grant amounts are recognized in income on a systematic basis as a reduction of depreciation over the periods, and in the proportions, in which depreciation on those assets is charged.
With respect to grants related to income, the government assistance (in the form of the difference between market price and guaranteed fixed price) typically becomes payable once electricity is produced and delivered to the relevant grid. It is at this point that the receipt of the grant becomes reasonably assured, and therefore the grant is recognized as revenue in the month that delivery of the electricity occurs.

Critical estimates and judgements in applying accounting policies	Critical estimates
Brookfield Renewable makes estimates and assumptions that affect the carrying value of assets and liabilities, disclosure of contingent assets and liabilities and the reported amount of income and OCI for the year. Actual results could differ from these estimates. The estimates and assumptions that are critical to the determination of the amounts reported in the consolidated financial statements relate to the following:
(i) Property, plant and equipment
The fair value of Brookfield Renewable’s property, plant and equipment is calculated using estimates and assumptions about future electricity prices from renewable sources, anticipated long-term average generation, estimated operating and capital expenditures, future inflation rates, discount rates and terminal value, as described in Note 12 – Property, plant and equipment, at fair value. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(s)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment for further details.
Estimates of useful lives and residual values are used in determining depreciation and amortization. To ensure the accuracy of useful lives and residual values, these estimates are reviewed on an annual basis.
(ii) Financial instruments
Brookfield Renewable makes estimates and assumptions that affect the carrying value of its financial instruments, including estimates and assumptions about future electricity prices, long-term average generation, capacity prices, discount rates, the timing of energy delivery and the elements affecting fair value of the tax equity financings. The fair value of interest rate swaps is the estimated amount that another party would receive or pay to terminate the swap agreements at the reporting date, taking into account current market interest rates. This valuation technique approximates the net present value of future cash flows. See Note 5 – Risk management and financial instruments for more details.
(iii) Deferred income taxes
The consolidated financial statements include estimates and assumptions for determining the future tax rates applicable to subsidiaries and identifying the temporary differences that relate to each subsidiary. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply during the year when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the consolidated statement of financial position dates. Operating plans and forecasts are used to estimate when the temporary difference will reverse based on future taxable income.
(iv) Decommissioning liabilities
Decommissioning costs will be incurred at the end of the operating life of some of Brookfield Renewable’s assets. These obligations are typically many years in the future and require judgment to estimate. The estimate of decommissioning costs can vary in response to many factors including changes in relevant legal, regulatory, and environmental requirements, the emergence of new restoration techniques or experience at other power generating facilities. Inherent in the calculations of these costs are assumptions and estimates including the ultimate settlement amounts, inflation factors, discount rates, and timing of settlements.
(v) Impairment of goodwill
The impairment assessment of goodwill requires estimation of the value-in-use or fair value less costs of disposal of the CGUs or groups of CGUs to which goodwill has been allocated.
Brookfield Renewable uses the following critical assumptions and estimates for the value-in-use method: the circumstances that gave rise to the goodwill, timing and amount of future cash flows expected from the CGUs; discount rates; terminal capitalization rates; terminal valuation dates and future leverage assumptions.
(s) Critical judgments in applying accounting policies
The following are the critical judgments that have been made in applying the accounting policies used in the consolidated financial statements that have the most significant effect on the amounts in the consolidated financial statements:
(i) Preparation of consolidated financial statements
These consolidated financial statements present the financial position, results of operations and cash flows of Brookfield Renewable. Brookfield Renewable exercises judgment in determining whether non-wholly owned subsidiaries are controlled by Brookfield Renewable. Brookfield Renewable’s judgment included the determination of (i) how the relevant activities of the subsidiary are directed; (ii) whether the rights of shareholdings are substantive or protective in nature; and (iii) Brookfield Renewable’s ability to influence the returns of the subsidiary.
(ii) Common control transactions
Common control business combinations specifically fall outside of scope of IFRS 3 and as such management has used its judgment to determine an appropriate policy to account for these transactions by considering other relevant accounting guidance that is within the framework of principles in IFRS and that reflects the economic reality of the transactions. Brookfield Renewable’s policy is to record assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements, and to have the consolidated statements of income (loss), consolidated statements of comprehensive income, consolidated statements of financial position, consolidated statements of changes in equity and consolidated statements of cash flows reflect the results of the combined entities for all periods presented for which the entities were under the transferor’s common control, irrespective of when the combination takes place. Differences between the consideration given and the assets and liabilities received are recorded directly to equity.
(iii) Property, plant and equipment
The accounting policy relating to Brookfield Renewable’s property, plant and equipment is described in Note 1(g) – Property, plant and equipment and revaluation method. In applying this policy, judgment is used in determining whether certain costs are additions to the carrying amount of the property, plant and equipment as opposed to repairs and maintenance that are expensed when incurred. If an asset has been developed, judgment is required to identify the point at which the asset is capable of being used as intended and to identify the directly attributable costs to be included in the carrying value of the development asset. The useful lives of property, plant and equipment are determined by independent engineers periodically with an annual review by management.
Annually, Brookfield Renewable determines the fair value of its property, plant and equipment using a methodology that it has judged to be reasonable. The methodology for hydroelectric assets is generally a twenty-year discounted cash flow model. Twenty years is the period considered reasonable as Brookfield Renewable has twenty-year capital plans and it believes a reasonable third party would be indifferent between extending the cash flows further in the model versus using a discounted terminal value. The methodology for wind, solar and storage & other assets is to align the model length with the expected remaining useful life of the subject assets.
The valuation model incorporates future cash flows from long-term power purchase agreements that are in place where it is determined that the power purchase agreements are linked specifically to the related power generating assets. With respect to estimated future generation that does not incorporate long-term power purchase agreement pricing, the cash flow model uses estimates of future electricity prices using broker quotes from independent sources for the years in which there is a liquid market. The valuation of generation not linked to long-term power purchase agreements also requires the development of a long-term estimate of future electricity prices. In this regard the valuation model uses a discount to the all-in cost of construction with a reasonable return, to secure energy from a new renewable resource with a similar generation profile to the asset being valued as the benchmark that will establish the market price for electricity for renewable resources.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth by the years 2027 to 2035 in North America, 2030 in Colombia, and 2027 in Brazil. The year of new entry is viewed as the point when generators must build additional capacity to maintain system reliability and provide an adequate level of reserve generation with the retirement of older coal-fired plants and rising environmental compliance costs in North America and Europe, and overall increasing demand in Colombia and Brazil. For the North American and European businesses, Brookfield Renewable has estimated a discount to these new-build renewable asset prices to determine renewable electricity prices for hydroelectric, solar and wind facilities. In Brazil and Colombia, the estimate of future electricity prices is based on a similar approach as applied in North America using a forecast of the all-in cost of development.
Terminal values are included in the valuation of hydroelectric assets in North America and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset with consideration of a one-time thirty-year renewal on qualifying hydroelectric assets.
Discount rates are determined each year by considering the current interest rates, average market cost of capital as well as the price risk and the geographical location of the operational facilities as judged by management. Inflation rates are also determined by considering the current inflation rates and the expectations of future rates by economists. Operating costs are based on long-term budgets escalated for inflation. Each operational facility has a twenty-year capital plan that it follows to ensure the maximum life of its assets is achieved. Foreign exchange rates are forecasted by using the spot rates and the available forward rates, extrapolated beyond the period available. The inputs described above to the discounted cash flow model require management to consider facts, trends and plans in making its judgments as to what derives a reasonable fair value of its property, plant and equipment.
Deferred income taxes	Deferred income taxes
The accounting policy relating to Brookfield Renewable’s income taxes is described in Note 1(n) – Income taxes. In applying this policy, judgments are made in determining the probability of whether deductions, tax credits and tax losses can be utilized.

Recently adopted accounting standards and Future changes in accounting policies	Recently adopted accounting standards
International Tax Reform - Amendments to IAS 12 – Pillar Two model rules
In May 2023, the IASB issued amendments to IAS 12 “Income Taxes” to give entities temporary mandatory relief from accounting for deferred taxes arising from the Organization for Economic Co-operation and Developments (“OECD”) international tax reform. The amendments are effective immediately upon their issue and retrospectively in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors,” except for some targeted disclosure requirements which become effective for annual reporting periods on or after January 1, 2023. Brookfield Renewable operates in countries which have enacted new legislation to implement the global minimum top-up tax. Brookfield Renewable has applied the temporary mandatory relief from recognizing and disclosing information related to the top-up tax and will account for it as a current tax when it is incurred. The newly enacted legislation is effective from January 1, 2024 and there is no current tax impact for the year ended December 31, 2023. The global minimum top-up tax is not anticipated to have a significant impact on the financial position of Brookfield Renewable.
Future changes in accounting policies
Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024. Brookfield Renewable is currently assessing the impact of these amendments.
There are currently no other future changes to IFRS with potential impact on Brookfield Renewable.